2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Concession 1
Disclosure of detailed information about service concession arrangements [line items]
Concession name	Sepetiba Tecon S.A. (TECON)
Net book value	R$ 347,000
Classification in balance sheet	Fixed assets and intangible (Software)
Concession 2
Disclosure of detailed information about service concession arrangements [line items]
Concession name	Tecar (CSN Mineração)
Net book value	R$ 1,616,000
Classification in balance sheet	Fixed assets and intangible (Software)
Concession 3
Disclosure of detailed information about service concession arrangements [line items]
Concession name	FTL - Ferrovia Transnordestina Logística S.A. (FTL)
Net book value	R$ 227,000
Classification in balance sheet	Fixed assets
Concession 4
Disclosure of detailed information about service concession arrangements [line items]
Concession name	Transnordestina logística S.A. (TLSA)
Net book value	R$ 8,439,000
Classification in balance sheet	Investment